Investments in Marketable Securities - Investments in Marketable Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	¥ 397	¥ 511
Available-for-sale securities, Gross unrealized gains	43	11
Available-for-sale securities, Gross unrealized (losses)		(93)
Available-for-sale securities, Fair value	440	429
Marketable equity securities [Member]
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	397	511
Available-for-sale securities, Gross unrealized gains	43	11
Available-for-sale securities, Gross unrealized (losses)		(93)
Available-for-sale securities, Fair value	¥ 440	¥ 429